STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		12 Months Ended		70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (388,251)	$ (1,246,043)	$ (3,407,757)	$ (954,677)	$ (4,826,204)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation expense	0	0			5,833
Stock-based compensation	124,931	962,025	2,133,251	107,772	2,365,954
Loss on disposal of assets	0	0			1,167
Impairment of mineral property	0	0		50,124	50,124
Financing costs	10,206	0	8,391		18,597
Accretion on promissory note	43,559	0	113,394		113,394
Shares issued for services	0	0	126,500		144,000
Gain on debt settlement	0	0		(17,631)	(17,631)
Changes in Operating Assets and Liabilities
Decrease (increase) in prepaid expenses	0	0		(25,000)	(25,000)
Increase (decrease) in accounts payable	69,711	62,343	36,655	21,519	66,529
Increase in accrued expenses - related party	43,278	38,316	5,832	647	15,693
Net Cash Provided by (Used in) Operating Activities	(96,566)	(183,359)	(983,734)	(817,246)	(1,872,517)
Cash Flows used in Investing Activities:
Acquisition of property and equipment	0	0			(7,000)
Payment on mineral property options	0	(85,000)	(85,000)	(110,124)	(195,124)
Net Cash Used in Investing Activities	0	(85,000)	(85,000)	(110,124)	(202,124)
Cash Flows from Financing Activities:
Common stock issued for cash (net of issuance costs)	0	1,000,500	993,538	1,045,436	2,086,386
Proceeds from convertible debentures (net proceeds)	0	0	168,875		200,000
Repayment of promissory note	0	0	(63,562)		(63,562)
Deferred financing costs	0	0	(27,750)		(27,750)
Net Cash Provided by Financing Activities	0	1,000,500	1,071,101	1,045,436	195,074
Net Increase in Cash	(96,566)	732	2,367	118,066	120,433
Cash- Beginning	120,433	118,066	118,066
Cash- Ending	23,867	850,207	120,433	118,066	23,867
Supplemental Cash Flow Information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non-cash Investing and Financing Item:
Shares issued for services	0	0	126,500		144,000
Promissory note issued for mineral property	$ 0	$ 0	$ 1,061,011		$ 1,061,011